Registration Nos. 033-52154
811-07168

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

_________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 15	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]

Amendment No. 16 [x]
(Check appropriate box or boxes.)

_________________

THE HENLOPEN FUND
(Exact Name of Registrant as Specified in Charter)

Longwood Corporate Center South, Suite 213
415 McFarlan Road
Kennett Square, Pennsylvania	19348
(Address of Principal Executive Offices)	(ZIP Code)

(610) 925-0400
(Registrant's Telephone Number, including Area Code)

Michael L. Hershey	Copy to:
Longwood Corporate Center South	Richard L. Teigen
Suite 213	Foley & Lardner LLP
415 McFarlan Road	777 East Wisconsin Avenue
Kennett Square, Pennsylvania 19348	Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on July 1, 2005 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[x]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

        Post-Effective Amendment No. 15 is being filed solely for the purpose of designating a new effective date for Post-Effective Amendment No. 14, which was filed pursuant to Rule 485(a). This filing is being made pursuant to Rule 485(b)(1)(iii).

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kennett Square and Commonwealth of Pennsylvania on the 9th day of June, 2005.

THE HENLOPEN FUND
(Registrant)
By: /s/ Michael L. Hershey
Michael L. Hershey, President

        Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Michael L. Hershey	Principal Executive, Financial	June 9, 2005
Michael L. Hershey	and Accounting Officer and Trustee
/s/ Robert J. Fahey, Jr.	Trustee	June 9, 2005
Robert J. Fahey, Jr.
/s/ Howard E. Cosgrove	Trustee	June 9, 2005
Howard E. Cosgrove
/s/ John H. Remer	Trustee	June 9, 2005
John H. Remer